Note 3 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Actual from acquired entities for 2016, Revenues	$ 72,702
Actual from acquired entities for 2016, Net earnings from continuing operations	1,939
Supplemental pro forma revenues (unaudited), Revenues	1,926,462	$ 1,902,724
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	$ 94,152	$ 52,762